Revenue Components of Contracts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Voyage revenues	$ 601,256	$ 510,762	$ 432,676
Management fees and other
Segment Reporting Information [Line Items]
Voyage revenues	6,482	10,762	11,702
Lease Component
Segment Reporting Information [Line Items]
Lease revenue from lease payments of operating leases	516,772	440,963	351,119
Interest income on lease receivables	51,676	41,963	49,275
Variable lease payments – cost reimbursements	4,635	0	0
Variable lease payments – other	0	(1,480)	(648)
Voyage revenues	573,083	481,446	399,746
Non Lease Component
Segment Reporting Information [Line Items]
Voyage revenues	28,173	29,316	32,930
Non Lease Component | Non-lease revenue
Segment Reporting Information [Line Items]
Voyage revenues	21,691	18,554	21,228
Non Lease Component | Management fees and other
Segment Reporting Information [Line Items]
Voyage revenues	$ 6,482	$ 10,762	$ 11,702